Employee Benefit Plans - Unobservable Input Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Foreign Plan [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets as of January 1	$ 1,086	$ 978
Fair value of plan assets as of December 31	953	1,086
Foreign Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets as of January 1	131	124
Realized and unrealized gains and losses, net	0	7
Purchases, sales and settlements, net	0	0
Transfers, net	(2)	0
Fair value of plan assets as of December 31	129	131
U.S. Pension Benefits
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets as of January 1	1,444	1,722
Fair value of plan assets as of December 31	1,269	1,444
U.S. Pension Benefits | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets as of January 1	0
Fair value of plan assets as of December 31	$ 0	$ 0